Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 30,821	£ 30,186	£ 27,889
Profit after taxation	4,046	2,169	1,062
Other comprehensive income	254	713	962
Total comprehensive income	4,300	2,882	2,024
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover	183	165	98
Profit after taxation	134	103	44
Other comprehensive income	0
Total comprehensive income	£ 134	£ 103	£ 44